REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Revenue
REVENUE

For the years ended December 31	2019	2018
Gold sales[1]
Spot market sales	$9,084	$6,575
Concentrate sales	101	25
Provisional pricing adjustments	1	—
	$9,186	$6,600
Copper sales[1]
Copper concentrate sales	$371	$549
Provisional pricing adjustments	22	(37)
	$393	$512
Other sales[2]	$138	$131
Total	$9,717	$7,243

[1]	Revenues include amounts transferred from OCI to earnings for commodity cash flow hedges.

[2]	Revenues from the sale of by-products from our gold and copper mines including silver revenue of $97 million (2018: $121 million).